Stock-Based Compensation (Details) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
Apr. 02, 2016 USD ($) $ / shares shares
Summary of activity of the Company's director and employee stock option plans
Outstanding beginning balance, Shares | shares	7,764
Outstanding beginning balance, Weighted-Average Exercise Price | $ / shares	$ 18.61
Granted, Shares | shares	5
Granted, Weighted-Average Exercise Price | $ / shares	$ 77.79
Exercised, Shares | shares	(1,534)
Exercised, Weighted-Average Exercise Price | $ / shares	$ 17.32
Canceled, Shares | shares	(19)
Canceled, Weighted-Average Exercise Price | $ / shares	$ 26.01
Forfeited, Shares | shares	(82)
Forfeited, Weighted-Average Exercise Price | $ / shares	$ 19.36
Outstanding ending balance, Shares | shares	6,134
Outstanding ending balance, Weighted-Average Exercise Price | $ / shares	$ 18.93
Outstanding ending balance, Weighted-Average Remaining Contractual Term	5 years 1 month 28 days
Outstanding ending balance, Aggregate Intrinsic Value | $	$ 196,210
Vested and expected to vest, Shares | shares	6,103
Vested and expected to vest, Weighted-Average Exercise Price | $ / shares	$ 18.86
Vested and expected to vest, Weighted-Average Remaining Contractual Term	5 years 1 month 28 days
Vested and expected to vest, Aggregate Intrinsic Value | $	$ 195,663
Options exercisable, Shares | shares	4,970
Options exercisable, Weighted-Average Exercise Price Ending Balance | $ / shares	$ 17.78
Options exercisable, Weighted-Average Remaining Contractual Term Ending Balance	4 years 10 months 24 days
Options exercisable, Aggregate Intrinsic Value | $	$ 164,364